Product sales revenue	6 Months Ended
Apr. 30, 2022
Product sales revenue [Abstract]
Product sales revenue	Product sales revenue

	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2022	2021	2022	2021
	$	$	$	$
Product revenue recognized in the period	4,319,640	283,637	6,203,617	920,999
Fair value pricing adjustments	3,971,482	(107,535)	5,709,952	167,969
Total product sales	8,291,122	176,102	11,913,569	1,088,968

The Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. Product sales and the related trade accounts receivables are measured at fair value at initial recognition and are re-estimated at each reporting period end using the market prices of the constituent metals at the respective measurement dates. Changes in fair value are recognized as an adjustment to revenue and the related accounts receivable. The constituent metals that consideration is most sensitive to are Cobalt and Nickel. See note 16 for the impact of movements in the Cobalt and Nickel prices.